Note 3 - Other Comprehensive Income (Loss) - Components of Other Comprehensive (Loss) Income and Related Tax Effects (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrealized gains (losses) arising during the period, before tax	$ 1,714	$ 1,585	$ (94)
Unrealized gains (losses) arising during the period, tax	478	443	(25)
Unrealized gains (losses) arising during the period, net of tax	1,236	1,142	(69)
Other comprehensive income (loss), before tax	1,714	1,585	(94)
Other comprehensive income (loss), tax	478	443	(25)
Other comprehensive income (loss)	$ 1,236	$ 1,142	$ (69)